Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Parnassus Funds and Parnassus Income Funds, and Shareholders of Parnassus Mid Cap Fund, Parnassus Value Equity Fund, Parnassus Mid Cap Growth Fund, Parnassus Growth Equity Fund, Parnassus Core Equity Fund and Parnassus Fixed Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Parnassus Mid Cap Growth Fund, Parnassus Mid Cap Fund, Parnassus Growth Equity Fund and Parnassus Value Equity Fund (constituting the Parnassus Funds), and Parnassus Core Equity Fund and Parnassus Fixed Income Fund (constituting the Parnassus Income Funds) (hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations and the changes in each of their net assets and each of the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statement of Changes in	Financial Highlights
Net Assets

Parnassus Fixed Income	For the year ended	For each of the two years in	For each of the two years in

Fund	December 31, 2022	the period ended December	the period ended December
		31, 2022	31, 2022

Parnassus Core Equity	For the year ended	For each of the two years in	For each of the two years in

Fund	December 31, 2022	the period ended December	the period ended December
		31, 2022	31, 2022

Parnassus Value Equity	For the year ended	For each of the two years in	For each of the two years in

Fund	December 31, 2022	the period ended December	the period ended December
		31, 2022	31, 2022

Parnassus Mid Cap Fund	For the year ended	For each of the two years in	For each of the two years in

	December 31, 2022	the period ended December	the period ended December
		31, 2022	31, 2022

Parnassus Mid Cap Growth	For the year ended	For each of the two years in	For each of the two years in

Fund	December 31, 2022	the period ended December	the period ended December
		31, 2022	31, 2022

Parnassus Growth Equity	For the period December	For the period December	For the period December
Fund	28, 2022 (commencement	28, 2022 (commencement	28, 2022 (commencement
	of operations) through	of operations) through	of operations) through
	December 31, 2022	December 31, 2022	December 31, 2022

The financial statements of Parnassus Mid Cap Growth Fund, Parnassus Mid Cap Fund, Parnassus Core Equity Fund, Parnassus Value Equity Fund and Parnassus Fixed Income Fund as of and for the year ended December 31, 2020 and the financial highlights for each of the periods ended on or prior to December 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated January 28, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and broker; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

San Francisco, CA

January 27, 2023

We have served as the auditor of one or more investment companies in Parnassus Funds and Parnassus Income Funds since 2021.

PricewaterhouseCoopers LLP, 405 Howard Street, Suite 600, San Francisco, CA 94105

T: (415) 498 5000, www .pwc.com/us